Accounting principles - Going concern (Details) - EUR (€) € in Thousands	Oct. 14, 2024	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Going Concern
Cash and cash equivalents		€ 166,127	€ 99,312	€ 122,076	€ 96,564
Short-term deposits		67,765	€ 131,558
Minimum cash covenant under Debt Financing Transaction		€ 30,000
Maximum | Lenders' Tranche C
Going Concern
Potential gross proceeds	€ 55,000
Maximum | T3 Warrants
Going Concern
Additional proceeds receivable upon exercise of warrants	€ 116,000